ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2015
ACCUMULATED OTHER COMPREHENSIVE INCOME.
Schedule of movement in accumulated other comprehensive income

	Foreign currency translation	Unrealized holding gain on available- for-sale investments	Total
	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2014	(205)	1,362	1,157

Other comprehensive income	46	583	629

Balance as of December 31, 2014	(159)	1,945	1,786

Other comprehensive income	264	1,853	2,117

Balance as of December 31, 2015	105	3,798	3,903

Balance as of December 31, 2015, in US$	16	587	603